EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS
EMPLOYEE STOCK OWNERSHIP PLAN (“ESOP”) Most U.S. employees, including Black & Decker employees beginning on January 1, 2011, may contribute from 1% to 25% of their eligible compensation to a tax-deferred 401(k) savings plan, subject to restrictions under tax laws. Employees generally direct the investment of their own contributions into various investment funds. An employer match benefit is provided under the plan equal to one-half of each employee’s tax-deferred contribution up to the first 7% of their compensation. Participants direct the entire employer match benefit such that no participant is required to hold the Company’s common stock in their 401(k) account. The employer match benefit totaled $18.8 million, $19.1 million and $17.7 million in 2013, 2012 and 2011, respectively.
In addition, approximately 6,900 U.S. salaried and non-union hourly employees are eligible to receive a non-contributory benefit under the Core benefit plan. Core benefit allocations range from 2% to 6% of eligible employee compensation based on age. Approximately 4,200 U.S. employees also receive a Core transition benefit, allocations of which range from 1% to 2% of eligible compensation based on age and date of hire. Approximately 1,700 U.S. employees are eligible to receive an additional average 1% contribution actuarially designed to replace previously curtailed pension benefits. Allocations for benefits earned under the Core plan were $21.1 million in 2013, $29.4 million million in 2012 and $33.0 million in 2011. Assets held in participant Core accounts are invested in target date retirement funds which have an age-based allocation of investments.
Shares of the Company's common stock held by the ESOP were purchased with the proceeds of borrowings from the Company in 1991 ("1991 internal loan"). Shareowners' equity reflects a reduction equal to the cost basis of unearned (unallocated) shares purchased with the internal borrowings. In October 2013, the Company made an additional contribution to the ESOP for $9.5 million, which was used by the ESOP to make an additional payment on the 1991 internal loan. This payment triggered the release of 219,900 shares of unallocated stock.
The Company accounts for the ESOP under ASC 718-40, “Compensation — Stock Compensation — Employee Stock Ownership Plans”. Net ESOP activity recognized is comprised of the cost basis of shares released, the cost of the aforementioned Core and 401(k) match defined contribution benefits, less the fair value of shares released and dividends on unallocated ESOP shares. The Company’s net ESOP activity resulted in expense of $1.9 million in 2013, $25.9 million in 2012 and $28.4 million in 2011. The decrease in net ESOP expense in 2013 is related to the release of 219,900 additional shares discussed above. ESOP expense is affected by the market value of the Company’s common stock on the monthly dates when shares are released. The market value of shares released averaged $80.71 in 2013, $70.98 per share in 2012 and $68.12 per share in 2011.
Unallocated shares are released from the trust based on current period debt principal and interest payments as a percentage of total future debt principal and interest payments. Dividends on both allocated and unallocated shares may be used for debt service and to credit participant accounts for dividends earned on allocated shares. Dividends paid on the shares acquired with the 1991 internal loan were used solely to pay internal loan debt service in all periods. Dividends on ESOP shares, which are charged to shareowners’ equity as declared, were $12.3 million in 2013, $12.4 million in 2012 and $12.2 million in 2011, net of the tax benefit which is recorded within equity. Dividends on ESOP shares were utilized entirely for debt service in all years. Interest costs incurred by the ESOP on the 1991 internal loan, which have no earnings impact, were $6.1 million, $6.7 million and $7.2 million for 2013, 2012 and 2011, respectively. Both allocated and unallocated ESOP shares are treated as outstanding for purposes of computing earnings per share. As of December 28, 2013, the cumulative number of ESOP shares allocated to participant accounts was 12,699,476, of which participants held 2,885,480 shares, and the number of unallocated shares was 2,865,580. At December 28, 2013, there were no released shares in the ESOP trust holding account pending allocation. The Company made cash contributions totaling $30.7 million in 2013, $36.6 million in 2012 and $16.2 million in 2011.
PENSION AND OTHER BENEFIT PLANS — The Company sponsors pension plans covering most domestic hourly and certain executive employees, and approximately 14,000 foreign employees. Benefits are generally based on salary and years of service, except for U.S. collective bargaining employees whose benefits are based on a stated amount for each year of service.
The Company contributes to a number of multi-employer plans for certain collective bargaining U.S. employees. The risks of participating in these multiemployer plans are different from single-employer plans in the following aspects:
a. Assets contributed to the multiemployer plan by one employer may be used to provide benefit to employees of other participating employers.
b. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be inherited by the remaining participating employers.
c. If the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.
In addition, the Company also contributes to a number of multiemployer plans outside of the U.S. The foreign plans are insured, therefore, the Company’s obligation is limited to the payment of insurance premiums.
The Company has assessed and determined that none of the multiemployer plans to which it contributes are individually significant to the Company’s financial statements. The Company does not expect to incur a withdrawal liability or expect to significantly increase its contributions over the remainder of the contract period.
In addition to the multiemployer plans, various other defined contribution plans are sponsored worldwide.
The expense for such defined contribution plans, aside from the earlier discussed ESOP plans, is as follows:

(Millions of Dollars)	2013	2012	2011
Multi-employer plan expense	$3.3	$3.3	$3.0
Other defined contribution plan expense	$14.6	$16.2	$9.9

The fluctuations in other defined contribution plan expense, for the three years presented, primarily pertains to changes from acquisitions and changes from employee headcount.
The components of net periodic pension expense are as follows:

	U.S. Plans			Non-U.S. Plans
(Millions of Dollars)	2013	2012	2011	2013	2012	2011
Service cost	$7.7	$6.6	$6.5	$13.4	$12.1	$12.6
Interest cost	52.6	62.9	69.6	54.3	47.3	52.9
Expected return on plan assets	(65.1)	(67.1)	(70.0)	(54.9)	(44.3)	(50.5)
Prior service cost amortization	1.1	1.0	1.0	0.4	0.4	0.3
Transition obligation amortization	—	—	—	—	0.1	0.1
Actuarial loss amortization	5.7	6.2	2.5	5.1	2.1	3.0
Settlement / curtailment loss (gain)	—	11.3	1.9	4.6	3.3	(0.5)
Net periodic pension expense	$2.0	$20.9	$11.5	$22.9	$21.0	$17.9

The U.S. settlement loss in 2012 pertains to partial settlements in two qualified pension plans arising from the voluntary elections of participants.

The Company provides medical and dental benefits for certain retired employees in the United States and Canada. Approximately 12,400 participants are covered under these plans. Net periodic post-retirement benefit expense was comprised of the following elements:

	Other Benefit Plans
(Millions of Dollars)	2013	2012	2011
Service cost	$0.8	$0.9	$0.6
Interest cost	2.5	3.1	3.6
Prior service credit amortization	(1.4)	(1.2)	(1.2)
Actuarial loss amortization	—	(0.2)	(0.2)
Settlement / curtailment gain	—	0.1	—
Net periodic post-retirement benefit expense	$1.9	$2.7	$2.8

Changes in plan assets and benefit obligations recognized in other comprehensive income in 2013 are as follows:

(Millions of Dollars)	2013
Current year actuarial loss	$6.5
Amortization of actuarial loss	(16.2)
Prior service cost from plan amendments	2.6
Amortization of prior service costs	(0.1)
Amortization of transition obligation	—
Currency / other	6.6
Total income recognized in other comprehensive income (pre-tax)	$(0.6)

The amounts in Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit costs during 2014 total $8.1 million, representing amortization of $8.0 million of actuarial loss and $0.1 million of prior service cost.
The changes in the pension and other post-retirement benefit obligations, fair value of plan assets, as well as amounts recognized in the Consolidated Balance Sheets, are shown below:

	U.S. Plans		Non-U.S. Plans		Other Benefits
(Millions of Dollars)	2013	2012	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at end of prior year	$1,463.4	$1,501.0	$1,134.7	$965.7	$87.7	$80.1
Service cost	7.7	6.6	13.4	12.1	0.8	0.9
Interest cost	52.6	62.9	54.3	47.3	2.5	3.1
Settlements/curtailments	—	(126.6)	(20.5)	(14.6)	—	(0.1)
Actuarial (gain) loss	(111.4)	100.2	104.2	127.5	(4.4)	4.5
Plan amendments	2.6	1.3	—	(1.0)	—	0.9
Foreign currency exchange rates	—	—	43.7	41.0	(0.8)	0.3
Participant contributions	—	—	0.3	0.3	—	—
Acquisitions, divestitures and other	(4.3)	8.5	246.3	5.3	—	7.8
Benefits paid	(94.7)	(90.5)	(58.8)	(48.9)	(10.7)	(9.8)
Benefit obligation at end of year	$1,315.9	$1,463.4	$1,517.6	$1,134.7	$75.1	$87.7
Change in plan assets
Fair value of plan assets at end of prior year	$1,057.1	$1,079.5	$779.1	$709.4	—	$—
Actual return on plan assets	40.6	129.3	61.1	64.8	—	—
Participant contributions	—	—	0.3	0.3	—	—
Employer contributions	54.9	62.2	44.6	35.0	10.7	9.8
Settlements	—	(126.6)	(19.5)	(13.9)	—	—
Foreign currency exchange rate changes	—	—	31.8	31.5	—	—
Acquisitions, divestitures and other	(5.0)	3.2	237.3	0.9	—	—
Benefits paid	(94.7)	(90.5)	(58.8)	(48.9)	(10.7)	(9.8)
Fair value of plan assets at end of plan year	$1,052.9	$1,057.1	$1,075.9	$779.1	$—	$—
Funded status — assets less than benefit obligation	$(263.0)	$(406.3)	$(441.8)	$(355.6)	$(75.1)	$(87.7)
Unrecognized prior service cost (credit)	6.2	4.7	3.7	4.1	(9.3)	(10.7)
Unrecognized net actuarial loss	81.2	174.0	274.6	180.4	1.8	6.3
Unrecognized net transition obligation	—	—	0.2	0.3	—	—
Net amount recognized	$(175.6)	$(227.6)	$(163.3)	$(170.8)	$(82.6)	$(92.1)

	U.S. Plans		Non-U.S. Plans		Other Benefits
(Millions of Dollars)	2013	2012	2013	2012	2013	2012
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	$—	$—	$1.0	$1.1	$—	$—
Current benefit liability	(18.6)	(16.4)	(9.1)	(8.2)	(9.0)	(9.9)
Non-current benefit liability	(244.4)	(389.9)	(433.7)	(348.5)	(66.1)	(77.8)
Net liability recognized	$(263.0)	$(406.3)	$(441.8)	$(355.6)	$(75.1)	$(87.7)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	$6.2	$4.7	$3.7	$4.1	$(9.3)	$(10.7)
Actuarial loss	81.2	174.0	274.6	180.4	1.8	6.3
Transition liability	—	—	0.2	0.3	—	—
	$87.4	$178.7	$278.5	$184.8	$(7.5)	$(4.4)
Net amount recognized	$(175.6)	$(227.6)	$(163.3)	$(170.8)	$(82.6)	$(92.1)

The accumulated benefit obligation for all defined benefit pension plans was $2,784.3 million at December 28, 2013 and $2,551.1 million at December 29, 2012. Information regarding pension plans in which accumulated benefit obligations exceed plan assets follows:

	U.S. Plans		Non-U.S. Plans
(Millions of Dollars)	2013	2012	2013	2012
Projected benefit obligation	$1,315.9	$1,463.4	$1,507.6	$1,125.9
Accumulated benefit obligation	$1,315.9	$1,460.7	$1,461.6	$1,084.2
Fair value of plan assets	$1,052.9	$1,057.1	$1,066.2	$769.8

Information regarding pension plans in which projected benefit obligations (inclusive of anticipated future compensation increases) exceed plan assets follows:

	U.S. Plans		Non-U.S. Plans
(Millions of Dollars)	2013	2012	2013	2012
Projected benefit obligation	$1,315.9	$1,463.4	$1,515.9	$1,134.3
Accumulated benefit obligation	$1,315.9	$1,460.7	$1,467.2	$1,090.3
Fair value of plan assets	$1,052.9	$1,057.1	$1,073.2	$777.7

The major assumptions used in valuing pension and post-retirement plan obligations and net costs were as follows:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans			Other Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Weighted-average assumptions used to determine benefit obligations at year end:
Discount rate	4.50%	3.75%	4.25%	4.00%	4.00%	5.00%	4.00%	3.00%	3.75%
Rate of compensation increase	6.00%	6.00%	6.00%	3.75%	3.25%	3.50%	3.50%	3.50%	—
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.75%	4.25%	5.25%	4.00%	5.00%	5.25%	3.00%	3.75%	4.50%
Rate of compensation increase	6.00%	6.00%	6.00%	3.25%	3.50%	4.00%	3.50%	3.50%	3.75%
Expected return on plan assets	6.25%	6.25%	7.00%	6.00%	6.25%	7.00%	—	—	—

The expected rate of return on plan assets is determined considering the returns projected for the various asset classes and the relative weighting for each asset class. The Company will use a 6.50% weighted-average expected rate of return assumption to determine the 2014 net periodic benefit cost.
PENSION PLAN ASSETS — Plan assets are invested in equity securities, government and corporate bonds and other fixed income securities, money market instruments and insurance contracts. The Company’s worldwide asset allocations at December 28, 2013 and December 29, 2012 by asset category and the level of the valuation inputs within the fair value hierarchy established by ASC 820 are as follows (in millions):

Asset Category	2013	Level 1	Level 2
Cash and cash equivalents	$29.5	$7.8	$21.7
Equity securities
U.S. equity securities	308.7	46.7	262.0
Foreign equity securities	328.8	32.8	296.0
Fixed income securities
Government securities	613.1	222.8	390.3
Corporate securities	727.4	—	727.4
Mortgage-backed securities	0.4	—	0.4
Insurance contracts	34.8	—	34.8
Other	86.1	—	86.1
Total	$2,128.8	$310.1	$1,818.7

Asset Category	2012	Level 1	Level 2
Cash and cash equivalents	$30.1	$27.5	$2.6
Equity securities
U.S. equity securities	285.2	42.5	242.7
Foreign equity securities	400.8	124.1	276.7
Fixed income securities
Government securities	479.4	254.8	224.6
Corporate securities	562.0	—	562.0
Mortgage-backed securities	10.9	—	10.9
Insurance contracts	30.5	—	30.5
Other	37.3	—	37.3
Total	$1,836.2	$448.9	$1,387.3

U.S. and foreign equity securities primarily consist of companies with large market capitalizations and to a lesser extent mid and small capitalization securities. Government securities primarily consist of U.S. Treasury securities and foreign government securities with de minimus default risk. Corporate fixed income securities include publicly traded U.S. and foreign investment grade and to a small extent high yield securities. Mortgage-backed securities predominantly consist of U.S. holdings. Assets held in insurance contracts are invested in the general asset pools of the various insurers, mainly debt and equity securities with guaranteed returns. Other investments include diversified private equity holdings. The level 2 investments are primarily comprised of institutional mutual funds that are not publicly traded; the investments held in these mutual funds are generally level 1 publicly traded securities.

The Company's investment strategy for pension assets focuses on a liability-matching approach with gradual de-risking taking place over a period of many years.  The Company utilizes the current funded status to transition the portfolio toward investments that better match the duration and cash flow attributes of the underlying liabilities.  Assets approximating 45% of the Company's current pension liabilities have been invested in fixed income securities, using a liability / asset matching duration strategy, with the primary goal of mitigating exposure to interest rate movements and preserving the overall funded status of the underlying plans. Plan assets are broadly diversified and are invested to ensure adequate liquidity for immediate and medium term benefit payments. The Company’s target asset allocations include 25%-45% in equity securities, 50%-70% in fixed income securities and up to 10% in other securities.

CONTRIBUTIONS The Company’s funding policy for its defined benefit plans is to contribute amounts determined annually on an actuarial basis to provide for current and future benefits in accordance with federal law and other regulations. The Company expects to contribute approximately $101 million to its pension and other post-retirement benefit plans in 2014.
EXPECTED FUTURE BENEFIT PAYMENTS Benefit payments, inclusive of amounts attributable to estimated future employee service, are expected to be paid as follows over the next 10 years:

(Millions of Dollars)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Years 6-10
Future payments	$1,684.9	$169.7	$177.4	$166.2	$167.5	$165.2	$838.9

These benefit payments will be funded through a combination of existing plan assets and amounts to be contributed in the future by the Company.
HEALTH CARE COST TRENDS The weighted average annual assumed rate of increase in the per-capita cost of covered benefits (i.e., health care cost trend rate) is assumed to be 7.3% for 2014, reducing gradually to 4.5% by 2028 and remaining at that level thereafter. A one percentage point change in the assumed health care cost trend rate would affect the post-retirement benefit obligation as of December 28, 2013 by approximately $2.1 million and would have an immaterial effect on the net periodic post-retirement benefit cost.